Borrowings and financial liabilities - Issuance of non-convertible notes to ATLAS (Details) - EUR (€) € in Thousands		12 Months Ended
	Nov. 19, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 20, 2021	Sep. 20, 2021	Jun. 30, 2021	May 27, 2021	Aug. 28, 2020	Jun. 19, 2020	Apr. 30, 2020	Apr. 29, 2020
Disclosure of financial liabilities [line items]
Balance at beginning of period		€ 23,037
Proceeds received	€ 677	20,484	€ 8,730	€ 6,920
Costs incurred in relation to the issuance of convertible notes and non-convertible bonds		(125)	(453)	(350)
Repayment of non-convertible bonds		(3,550)	(3,214)	€ (2,292)
Balance at end of period		30,352	23,037
Amount of agreement	€ 10,000						€ 32,000				€ 24,000
Principal amount of loan outstanding		15,000	€ 9,000				€ 4,000
Commitment fee withheld from proceeds		€ 375
Subscription price as percentage of nominal value		97.00%	97.00%
Other issuance costs		€ 66
Discount Rate on Issue of Notes		3.00%
Discount on Issue of Bond		€ 450
Non-convertible bonds to ATLAS
Disclosure of financial liabilities [line items]
Proceeds received		€ 14,550
Subscription price as percentage of nominal value		97.00%
Convertible notes to Atlas
Disclosure of financial liabilities [line items]
Proceeds received		€ 14,550	€ 8,730
(+/-) Change in the fair value of financial liabilities		(3,017)	4,776
Repayment of non-convertible bonds			(863)
Conversion		(10,940)	€ (12,643)
Balance at end of period		€ 6,627
Subscription price as percentage of nominal value		97.00%
ATLAS Tranche 1 Member
Disclosure of financial liabilities [line items]
Principal amount of loan outstanding												€ 3,000
ATLAS Tranche 2 Member
Disclosure of financial liabilities [line items]
Principal amount of loan outstanding										€ 3,000
ATLAS Tranche 3 Member
Disclosure of financial liabilities [line items]
Principal amount of loan outstanding									€ 3,000
Discount on Issue of Bond		€ 125
ATLAS Tranche 4 Member
Disclosure of financial liabilities [line items]
Principal amount of loan outstanding								€ 3,000
Atlas Tranche 6 Member
Disclosure of financial liabilities [line items]
Principal amount of loan outstanding						€ 3,000
Atlas Tranche 8 Member
Disclosure of financial liabilities [line items]
Principal amount of loan outstanding					€ 3,000